Basis of presentation and significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2020
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Adoption of amended accounting standards

Adoption of amended accounting standards

As required, effective January 1, 2020, we adopted the following amended accounting standards.

STANDARD	DESCRIPTION	IMPACT
IFRIC Agenda Decision on IFRS 16 - Leases	International Financial Reporting Interpretations Committee (IFRIC) agenda decision clarifying the determination of the lease term for cancellable or renewable leases under IFRS 16.	This agenda decision did not have a significant impact on our financial statements.
Definition of a Business, Amendments to IFRS 3 - Business Combinations
These amendments to the implementation guidance of IFRS 3 clarify the definition of a business to assist entities to determine whether a transaction should be accounted for as a business combination or an asset acquisition.

These amendments did not have any impact on our financial statements. They may affect whether future acquisitions are accounted for as business combinations or asset acquisitions, along with the resulting allocation of the purchase price between the net identifiable assets acquired and goodwill.

Future changes to accounting standards

Future changes to accounting standards

The following amendments to standards issued by the IASB have not yet been adopted by BCE.

STANDARD	DESCRIPTION	IMPACT	EFFECTIVE DATE
COVID-19-Related Rent Concessions, Amendment to IFRS 16 – Leases	This amendment provides an optional relief to lessees from applying IFRS 16’s guidance on lease modification accounting for rent concessions arising as a direct consequence of the COVID-19 pandemic.	We are currently assessing the impact of this amendment, if we adopt the optional relief.	Effective for annual reporting periods beginning on or after June 1, 2020. Early application is permitted.
Onerous Contracts – Cost of Fulfilling a Contract, Amendments to IAS 37 – Provisions	These amendments clarify which costs should be included in determining the cost of fulfilling a contract when assessing whether a contract is onerous.	We are currently assessing the impact of these amendments.	Effective for annual reporting periods beginning on or after January 1, 2022. Early application is permitted.